LEASES - Supplemental balance sheet information (Details)	Jun. 30, 2023	Jun. 30, 2022
LEASES
Weighted-average Remaining Lease Term, Operating leases	2 years 8 months 1 day	6 years 8 months 12 days
Weighted-average Discount Rate, Operating leases	4.25%	4.26%